Derivative financial instruments - Summary of carrying amount of fair value hedges (Details) - Fair value hedges - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	$ 119	$ 0
Hedging instrument, liabilities	2,106	3,674
Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	0	0
Hedging instrument, liabilities	4	4
Notional amount	387	368
Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Hedges, Fair value asset	119	0
Hedging instrument, liabilities	2,102	3,670
Notional amount	$ 16,862	$ 17,032